Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (105,691)	$ (58,245)
Other comprehensive loss:
Foreign currency translation adjustment	(285)	(2,162)
Comprehensive loss	$ (105,976)	$ (60,407)